Supplementary Statement of Operations Information	12 Months Ended
Dec. 31, 2017
Supplementary Statement of Operations Information [Abstract]
SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION
NOTE 7	- SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION

A.	Geographic Information

The following is a summary of revenues by geographic area. Revenues are attributed to geographic region based on the location of the customers.

	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5
Revenues:
Taiwan	-	-	506
	-	-	506

B.	Sales to Major Customers

The following table summarizes the percentage of revenues from sales to major customers (exceeding 10% of total revenues for the year):

	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5

Customer A	NA	NA	100%

C.	Cost of Revenues:

	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5

Materials and production expenses	-	-	187
Other manufacturing costs	-	-	15
	-	-	202
Royalties to the Government of Israel	-	-	15
	-	-	217